JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ADVERTISING & MARKETING - 1.5%
13,320	Trade Desk, Inc. (a)	$ 1,030,435

	APPAREL & TEXTILE PRODUCTS - 2.0%
3,510	Deckers Outdoor Corporation(a)	1,348,086

	AUTOMOTIVE - 2.0%
27,920	BorgWarner, Inc.	1,355,237

	E-COMMERCE DISCRETIONARY - 5.8%
964	Amazon.com, Inc.(a)	3,316,314
12,600	Farfetch Ltd.(a)	634,536
		3,950,850
	ELECTRICAL EQUIPMENT - 2.5%
4,007	Generac Holdings, Inc.(a)	1,663,506

	ENGINEERING & CONSTRUCTION - 1.8%
13,638	Quanta Services, Inc.	1,235,194

	ENTERTAINMENT CONTENT - 3.8%
26,958	Activision Blizzard, Inc.	2,572,872

	HEALTH CARE FACILITIES & SERVICES - 1.4%
2,600	Charles River Laboratories International, Inc.(a)	961,792

	INSURANCE - 1.1%
5,190	Arthur J Gallagher & Company	727,015

	INTERNET MEDIA & SERVICES - 17.8%
1,498	Alphabet, Inc.(a)	3,657,801
8,125	Facebook, Inc.(a)	2,825,144
6,949	IAC/InterActiveCorporation(a)	1,071,327
5,881	Roku, Inc.(a)	2,700,849
1,250	Shopify, Inc.(a)	1,826,225
		12,081,346

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 10.3%
13,290	Abbott Laboratories	$ 1,540,710
2,581	Align Technology, Inc.(a)	1,576,991
2,775	Intuitive Surgical, Inc.(a)	2,552,001
2,658	Thermo Fisher Scientific, Inc.	1,340,881
		7,010,583
	RETAIL - DISCRETIONARY - 2.1%
2,107	RH(a)	1,430,653

	SEMICONDUCTORS - 14.8%
13,078	Advanced Micro Devices, Inc.(a)	1,228,416
2,984	ASML Holding N.V. - ADR	2,061,467
5,604	Monolithic Power Systems, Inc.	2,092,814
3,257	NVIDIA Corporation	2,605,926
14,403	QUALCOMM, Inc.	2,058,621
		10,047,244
	SOFTWARE - 12.5%
5,071	Adobe, Inc.(a)	2,969,780
3,495	Autodesk, Inc.(a)	1,020,191
14,409	Microsoft Corporation	3,903,398
11,281	Vimeo, Inc.(a)	552,769
		8,446,138
	TECHNOLOGY HARDWARE - 6.5%
23,588	Apple, Inc.	3,230,612
8,335	Garmin Ltd.	1,205,574
		4,436,186
	TECHNOLOGY SERVICES - 9.1%
2,570	EPAM Systems, Inc.(a)	1,313,167
3,565	Mastercard, Inc.	1,301,546
12,275	PayPal Holdings, Inc.(a)	3,577,917
		6,192,630
	TRANSPORTATION & LOGISTICS - 1.8%
4,806	Old Dominion Freight Line, Inc.	1,219,763

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	WHOLESALE - DISCRETIONARY - 2.5%
13,078	Copart, Inc.(a)	$ 1,724,073

	TOTAL COMMON STOCKS (Cost $45,577,358)	67,433,603

	TOTAL INVESTMENTS - 99.3% (Cost $45,577,358)	$ 67,433,603
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	507,160
	NET ASSETS - 100.0%	$ 67,940,763

ADR	- American Depositary Receipt
LTD	- Limited Company
N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.